Segments Results (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Components of Results of Operations by Segment

Year ended December 31, 2015

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	12,252	128,093	140,345

Gross income	1,533	30,631	32,164

Sales and marketing			15,032
General and administrative			7,826

Operating income			9,306

Financial expenses			(1,137)

Income before taxes on income			8,169

Depreciation and amortization	273	9,871	10,144

Year ended December 31, 2014

		Content
	Mobile	management
	satellite	and distribution
	services	services	Total
Total revenue	11,476	119,750	131,226

Gross income	1,515	28,535	30,050

Sales and marketing			13,329
General and administrative			9,544

Operating income			7,177

Financial expenses, net			(541)

Income before taxes on income			6,636

Depreciation and amortization	365	9,145	9,510

Year ended December 31, 2013

		Content
	Mobile	Management
	satellite	and distribution
	services	services	Total
Total revenue	11,038	110,757	121,795

Gross income	1,952	27,530	29,482

Sales and marketing			9,517
General and administrative			12,003

Operating income			7,962

Financial expenses, net			(153)

Income before taxes on income			7,809

Depreciation and amortization	532	8,748	9,280

Schedule of Revenues and Long-Lived Assets by Geographic Areas

	Year ended December 31
	2013	2014	2015
Revenues:

North America	35,520	36,142	35,567
Europe	49,962	55,811	62,815
Asia	13,655	15,537	14,149
Israel	9,165	7,956	9,775
Middle East (other than Israel)	8,964	10,796	10,200
Rest of the world	4,529	4,984	7,839

Total	121,795	131,226	140,345

	Year ended December 31
	2014	2015
Long-lived assets:

Israel	40,788	63,812
North America	7,039	6,857
Europe	14,656	23,113
Total	62,483	93,782